Document and Entity Information	3 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	MediaShift, Inc.
Document Type	S-1
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Entity Central Index Key	0001299967
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	22,381,860
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY